Note 17 - Tax Expense (Details Textual) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 01, 2017	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Applicable tax rate			0.00%	0.00%		0.00%
Tax rate effect of expense nondeductible witholding tax current year		5.00%				15.00%
Net deferred tax assets			$ 63	$ 98	[1]
Net deferred tax liabilities			3,129	23,328	[1]
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets			63	98
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities			$ 3,129	23,328
Zimbabwe Area [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates			25.75%
Management fee withholding tax						15.00%
Amount offset against outstanding income tax liabilities	$ 395
SOUTH AFRICA
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates			28.00%
Increase to income tax liability relating to Voluntary Disclosure Permission agreement				$ 269
SOUTH AFRICA | Bottom of range [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates				15.00%
SOUTH AFRICA | Top of range [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates				5.00%
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Unrecognised tax losses			$ 5

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.